Expenses by nature	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Expenses by nature
10.	Expenses by nature

Breakdown of expenses by nature for the years ended 31 December 2018, 2017 and 2016 is as follows:

Cost of revenue:

	2018	2017	2016
Depreciation and amortization	(4,287,974)	(2,596,980)	(2,203,351)
Treasury share	(1,884,556)	(1,669,807)	(1,491,503)
Interconnection and termination expenses	(1,763,414)	(1,607,079)	(1,420,233)
Employee benefit expenses	(1,202,485)	(1,046,544)	(859,143)
Cost of goods sold	(1,108,734)	(870,226)	(551,656)
Frequency expenses	(622,390)	(278,727)	(229,396)
Radio expenses	(508,884)	(844,941)	(828,222)
Cost of revenue from financial services (*)	(348,492)	(270,366)	(68,546)
Transmission expenses	(326,080)	(218,221)	(139,185)
Universal service fund	(256,454)	(221,431)	(192,045)
Roaming expenses	(226,806)	(177,258)	(128,429)
Billing and archiving expenses	(50,929)	(55,185)	(61,647)
Others	(1,558,795)	(1,493,409)	(1,063,251)

	(14,145,993)	(11,350,174)	(9,236,607)

(*)

As at 31 December 2018, depreciation and amortization expenses includes depreciation and amortization expenses related to the financial services amounting to TL 12,053 (31 December 2017: TL 6,343; 31 December 2016: TL 1,677).

Selling and marketing expenses:

	2018	2017	2016
Selling expenses	(555,158)	(898,936)	(757,869)
Marketing expenses	(551,127)	(532,989)	(518,382)
Employee benefit expenses	(440,976)	(394,421)	(354,380)
Frequency usage fees related to prepaid subscribers (**)	—	(82,994)	(186,530)
Others	(79,453)	(96,080)	(93,786)

	(1,626,714)	(2,005,420)	(1,910,947)

(**)	As of 31 December 2018, Frequency usage fees related to prepaid subscribers are shown under net impairment losses on financial and contract assets according to IFRS 9.

Administrative expenses:

	2018	2017	2016
Employee benefit expenses	(425,681)	(346,151)	(277,438)
Travel and entertainment expenses	(38,406)	(30,957)	(18,913)
Consultancy expenses	(38,252)	(50,247)	(54,315)
Collection expenses	(37,525)	(20,415)	(20,827)
Maintenance and repair expenses	(26,867)	(24,342)	(20,315)
Rent expenses	—	(36,280)	(30,314)
Net impairment expense recognized on receivables	—	(36,278)	(211,384)
Other	(106,639)	(100,526)	(88,343)

	(673,370)	(645,196)	(721,849)

Net impairment losses on financial and contract assets:

	2018	2017
Net impairment losses on financial and contract assets	(346,390)	—

	(346,390)	—